Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0
Preferred stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	44,549,729	44,549,729
Common stock, shares outstanding	39,584,274	40,125,184
Common stock,par value	$ 0.01	$ 0.01
Treasury stock, shares	4,965,455	4,424,545
Treasury stock, par value	$ 0.01	$ 0.01